Schedule of Significant Components of Income Tax Expense (Benefit) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Current income taxes:
Federal
State			30,272
Foreign
Total current income taxes			30,272
Deferred income taxes:
Federal
State
Foreign
Total deferred income taxes
Income tax expense (benefit)	$ 7,786		$ 30,272